UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21731

Nuveen Equity Premium Advantage Fund
(Exact name of registrant as specified in charter)
333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)
Kevin J. McCarthy—Vice President and Secretary 333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)
Registrant’s telephone number, including area code:		312-917-7700
Date of fiscal year end:	12/31
Date of reporting period:	9/30/2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments
	Nuveen Equity Premium Advantage Fund (JLA)
	September 30, 2014 (Unaudited)

Shares	Description (1)				Value
	LONG-TERM INVESTMENTS - 99.2%
	COMMON STOCKS - 99.2% (5)
	Aerospace & Defense - 1.4%
15,279	Boeing Company				$ 1,946,239
16,032	Honeywell International Inc.				1,492,900
15,314	United Technologies Corporation				1,617,158
	Total Aerospace & Defense				5,056,297
	Air Freight & Logistics - 0.6%
22,785	United Parcel Service, Inc., Class B				2,239,538
	Airlines - 0.4%
12,008	Delta Air Lines, Inc.				434,089
26,363	Southwest Airlines Co.				890,279
	Total Airlines				1,324,368
	Auto Components - 0.0%
10,102	American Axle and Manufacturing Holdings Inc., (2)				169,411
	Automobiles - 0.4%
49,165	Ford Motor Company				727,150
14,597	Harley-Davidson, Inc.				849,545
	Total Automobiles				1,576,695
	Banks - 3.2%
149,582	Bank of America Corporation				2,550,373
34,216	Citigroup Inc.				1,773,073
38,673	JPMorgan Chase & Co.				2,329,662
33,171	U.S. Bancorp				1,387,543
66,560	Wells Fargo & Company				3,452,467
	Total Banks				11,493,118
	Beverages - 1.5%
36,625	Coca-Cola Company				1,562,423
15,729	Monster Beverage Corporation, (2)				1,441,877
24,602	PepsiCo, Inc.				2,290,200
	Total Beverages				5,294,500
	Biotechnology - 6.7%
52,620	Amgen Inc.				7,391,005
69,138	Celgene Corporation, (2)				6,552,900
98,451	Gilead Sciences, Inc., (2)				10,480,109
	Total Biotechnology				24,424,014
	Capital Markets - 1.4%
28,551	Bank of New York Mellon Corporation				1,105,780
62,652	Charles Schwab Corporation				1,841,342
1,581	Goldman Sachs Group, Inc.				290,224
24,475	Morgan Stanley				846,101
17,346	Waddell & Reed Financial, Inc., Class A				896,615
	Total Capital Markets				4,980,062
	Chemicals - 1.2%
973	CF Industries Holdings, Inc.				271,681
18,504	Dow Chemical Company				970,350
22,041	E.I. Du Pont de Nemours and Company				1,581,662
10,514	Monsanto Company				1,182,930
4,219	Mosaic Company				187,366
	Total Chemicals				4,193,989
	Commercial Services & Supplies - 0.0%
10,378	R.R. Donnelley & Sons Company				170,822
	Communications Equipment - 4.0%
287,507	Cisco Systems, Inc.				7,236,551
97,720	QUALCOMM, Inc.				7,306,524
	Total Communications Equipment				14,543,075
	Consumer Finance - 0.6%
8,310	American Express Company				727,457
6,671	Capital One Financial Corporation				544,487
27,215	Navient Corporation				481,978
27,215	SLM Corporation				232,960
	Total Consumer Finance				1,986,882
	Containers & Packaging - 0.4%
19,780	Packaging Corp. of America				1,262,360
4,824	Sonoco Products Company				189,535
	Total Containers & Packaging				1,451,895
	Distributors - 0.1%
3,449	Genuine Parts Company				302,512
	Diversified Consumer Services - 0.1%
21,475	Service Corporation International				453,982
	Diversified Financial Services - 0.8%
3,641	Berkshire Hathaway Inc., Class B, (2)				502,968
14,599	CME Group, Inc.				1,167,263
9,748	FNFV Group, (2)				134,132
12,716	Moody’s Corporation				1,201,662
	Total Diversified Financial Services				3,006,025
	Diversified Telecommunication Services - 1.4%
56,804	AT&T Inc.				2,001,773
1	Frontier Communications Corporation				7
58,014	Verizon Communications Inc.				2,900,120
	Total Diversified Telecommunication Services				4,901,900
	Electric Utilities - 0.9%
2,886	Duke Energy Corporation				215,786
48,358	Great Plains Energy Incorporated				1,168,813
10,842	OGE Energy Corp.				402,347
25,922	Pinnacle West Capital Corporation				1,416,378
	Total Electric Utilities				3,203,324
	Electrical Equipment - 1.4%
29,489	Eaton Corporation PLC				1,868,718
11,265	Emerson Electric Company				704,964
9,565	Hubbell Incorporated, Class B				1,152,869
12,514	Rockwell Automation, Inc.				1,375,038
	Total Electrical Equipment				5,101,589
	Electronic Equipment, Instruments & Components - 0.3%
6,074	Amphenol Corporation, Class A				606,550
30,310	Corning Incorporated				586,195
	Total Electronic Equipment, Instruments & Components				1,192,745
	Energy Equipment & Services - 1.4%
20,122	Cameron International Corporation, (2)				1,335,698
9,396	Diamond Offshore Drilling, Inc.				322,001
25,616	Halliburton Company				1,652,488
15,853	Schlumberger Limited				1,612,092
	Total Energy Equipment & Services				4,922,279
	Food & Staples Retailing - 1.7%
24,205	CVS Caremark Corporation				1,926,476
27,808	Kroger Co.				1,446,016
23,214	Walgreen Co.				1,375,894
19,233	Wal-Mart Stores, Inc.				1,470,748
	Total Food & Staples Retailing				6,219,134
	Food Products - 0.8%
10,080	Archer-Daniels-Midland Company				515,088
72,807	Mondelez International Inc., Class A				2,494,732
	Total Food Products				3,009,820
	Gas Utilities - 0.3%
18,047	AGL Resources Inc.				926,533
	Health Care Equipment & Supplies - 1.4%
20,612	Abbott Laboratories				857,253
9,126	Baxter International, Inc.				654,973
9,327	CareFusion Corporation, (2)				422,047
5,822	Covidien PLC				503,661
12,334	Hill-Rom Holdings Inc.				510,998
10,331	Medtronic, Inc.				640,005
10,240	St. Jude Medical Inc.				615,731
8,617	Zimmer Holdings, Inc.				866,439
	Total Health Care Equipment & Supplies				5,071,107
	Health Care Providers & Services - 2.6%
13,759	Brookdale Senior Living Inc., (2)				443,315
17,589	Cardinal Health, Inc.				1,317,768
40,949	Express Scripts Holding Company, (2)				2,892,228
1,520	McKesson Corporation				295,898
11,450	Omnicare, Inc.				712,877
12,175	Tenet Healthcare Corporation, (2)				723,073
14,614	UnitedHealth Group Incorporated				1,260,458
7,946	Universal Health Services, Inc., Class B				830,357
7,690	WellPoint Inc.				919,878
	Total Health Care Providers & Services				9,395,852
	Hotels, Restaurants & Leisure - 1.4%
20,714	Carnival Corporation				832,081
17,543	International Game Technology				295,950
22,319	McDonald’s Corporation				2,116,064
12,224	Starwood Hotels & Resorts Worldwide, Inc.				1,017,159
84,855	The Wendy’s Company				700,902
2,205	Tim Hortons Inc.				173,776
	Total Hotels, Restaurants & Leisure				5,135,932
	Household Durables - 0.8%
41,536	KB Home				620,548
36,936	Newell Rubbermaid Inc.				1,270,968
7,376	Whirlpool Corporation				1,074,314
	Total Household Durables				2,965,830
	Household Products - 0.8%
32,355	Procter & Gamble Company				2,709,408
	Industrial Conglomerates - 1.2%
8,803	3M Co.				1,247,209
13,006	Danaher Corporation				988,196
82,528	General Electric Company				2,114,367
	Total Industrial Conglomerates				4,349,772
	Insurance - 1.4%
12,439	American International Group, Inc.				671,955
824	Arch Capital Group Limited, (2)				45,089
29,248	Fidelity National Financial, Inc., Class A				811,340
24,192	Marsh & McLennan Companies, Inc.				1,266,209
13,163	Prudential Financial, Inc.				1,157,554
9,130	Travelers Companies, Inc.				857,672
	Total Insurance				4,809,819
	Internet & Catalog Retail - 3.7%
25,621	Amazon.com, Inc., (2)				8,261,235
10,391	HSN, Inc.				637,696
3,755	The Priceline Group Inc., (2)				4,350,468
	Total Internet & Catalog Retail				13,249,399
	Internet Software & Services - 10.7%
19,016	Akamai Technologies, Inc., (2)				1,137,157
2,017	AOL Inc., (2)				90,664
14,473	Baidu Inc., Sponsored ADR, (2)				3,158,443
78,589	eBay Inc., (2)				4,450,495
98,180	Facebook Inc., Class A Shares, (2)				7,760,147
16,044	Google Inc., Class A, (2)				9,440,450
14,470	Google Inc., Class C, (2)				8,354,399
13,694	IAC/InterActiveCorp				902,435
83,457	Yahoo! Inc., (2)				3,400,873
	Total Internet Software & Services				38,695,063
	IT Services - 3.0%
35,960	Automatic Data Processing, Inc.				2,987,557
18,477	Fidelity National Information Services, Inc.				1,040,255
8,158	Global Payments Inc.				570,081
8,467	Infosys Limited, Sponsored ADR				512,169
6,639	International Business Machines Corporation				1,260,281
14,732	MasterCard, Inc.				1,088,989
38,029	Paychex, Inc.				1,680,882
7,718	Visa Inc., Class A				1,646,790
	Total IT Services				10,787,004
	Life Sciences Tools & Services - 0.2%
15,384	Agilent Technologies, Inc.				876,580
	Machinery - 1.1%
9,726	Caterpillar Inc.				963,166
6,217	Deere & Company				509,732
19,465	Graco Inc.				1,420,556
11,888	SPX Corporation				1,116,640
	Total Machinery				4,010,094
	Media - 3.4%
19,288	CBS Corporation, Class B				1,031,908
49,965	DIRECTV, (2)				4,322,972
12,888	News Corporation, Class B Shares, (2)				207,883
20,124	Omnicom Group, Inc.				1,385,739
2,751	Starz, Class A, (2)				91,003
2,645	Time Inc., (2)				61,972
5,242	Time Warner Cable, Inc.				752,175
21,163	Time Warner Inc.				1,591,669
30,876	Walt Disney Company (The)				2,748,890
	Total Media				12,194,211
	Metals & Mining - 0.2%
4,949	AngloGold Ashanti Limited, Sponsored ADR, (2)				59,388
7,972	Cliffs Natural Resources Inc.				82,749
54,923	Companhia Siderurgica Nacional S.A., Sponsored ADR				194,977
5,432	Freeport-McMoRan Copper & Gold, Inc.				177,355
1,736	Newmont Mining Corporation				40,015
7,686	United States Steel Corporation				301,061
	Total Metals & Mining				855,545
	Multiline Retail - 0.3%
10,865	Family Dollar Stores, Inc.				839,213
4,575	J.C. Penney Company, Inc., (2)				45,933
4,511	Kohl’s Corporation				275,306
	Total Multiline Retail				1,160,452
	Multi-Utilities - 0.4%
21,316	Integrys Energy Group, Inc.				1,381,703
	Oil, Gas & Consumable Fuels - 3.8%
1,231	Anadarko Petroleum Corporation				124,873
9,342	Cabot Oil & Gas Corporation				305,390
30,857	Chevron Corporation				3,681,857
30,285	ConocoPhillips				2,317,408
51,660	Exxon Mobil Corporation				4,858,623
1,606	Marathon Oil Corporation				60,370
6,095	Occidental Petroleum Corporation				586,034
22,649	Phillips 66				1,841,590
1,685	Royal Dutch Shell PLC, Class A, Sponsored ADR				128,279
	Total Oil, Gas & Consumable Fuels				13,904,424
	Paper & Forest Products - 0.1%
10,899	International Paper Company				520,318
	Pharmaceuticals - 3.8%
31,305	AbbVie Inc.				1,808,177
4,520	Actavis PLC, (2)				1,090,586
8,852	Allergan, Inc.				1,577,338
37,208	Bristol-Myers Squibb Company				1,904,305
6,117	Eli Lilly and Company				396,687
20,631	Johnson & Johnson				2,199,058
727	Mallinckrodt PLC, (2)				65,539
42,375	Merck & Co., Inc.				2,511,990
80,536	Pfizer Inc.				2,381,450
	Total Pharmaceuticals				13,935,130
	Professional Services - 0.6%
12,723	Manpower Inc.				891,882
24,330	Robert Half International Inc.				1,192,170
	Total Professional Services				2,084,052
	Real Estate Investment Trust - 1.2%
18,413	Apartment Investment & Management Company, Class A				585,902
9,319	Crown Castle International Corporation				750,459
28,958	CubeSmart				520,665
4,590	DDR Corporation				76,791
40,126	Senior Housing Properties Trust				839,436
25,511	Ventas Inc.				1,580,406
	Total Real Estate Investment Trust				4,353,659
	Road & Rail - 0.2%
23,916	CSX Corporation				766,747
	Semiconductors & Semiconductor Equipment - 6.0%
54,140	Advanced Micro Devices, Inc., (2)				184,617
40,773	Altera Corporation				1,458,858
25,698	Analog Devices, Inc.				1,271,794
65,680	Applied Materials, Inc.				1,419,345
1,253	ASML Holding NV, Sponsored ADR				123,821
47,386	Atmel Corporation, (2)				382,879
44,195	Broadcom Corporation, Class A				1,786,362
4,697	Cree, Inc., (2)				192,342
11,761	Cypress Semiconductor Corporation				116,140
28,948	Fairchild Semiconductor International Inc., (2)				449,562
17,789	Integrated Device Technology, Inc., (2)				283,735
280,751	Intel Corporation				9,775,750
2,596	Intersil Corporation, Class A				36,889
8,733	Lam Research Corporation				652,355
45,919	Linear Technology Corporation				2,038,344
76,193	NVIDIA Corporation				1,405,761
5,819	SunEdison Inc., (2)				109,863
2,774	Taiwan Semiconductor Manufacturing Company Limited, Sponsored ADR				55,979
	Total Semiconductors & Semiconductor Equipment				21,744,396
	Software - 8.0%
62,768	Activision Blizzard Inc.				1,304,947
43,455	Adobe Systems Incorporated, (2)				3,006,651
31,158	Autodesk, Inc., (2)				1,716,806
33,181	CA Inc.				927,077
33,659	Cadence Design Systems, Inc., (2)				579,271
420,099	Microsoft Corporation				19,475,790
52,700	Oracle Corporation				2,017,356
	Total Software				29,027,898
	Specialty Retail - 1.6%
1,126	Best Buy Co., Inc.				37,822
16,073	Gap, Inc.				670,083
26,305	Home Depot, Inc.				2,413,221
19,209	L Brands, Inc.				1,286,619
2,484	Lowe’s Companies, Inc.				131,453
10,184	TJX Companies, Inc.				602,587
17,756	Urban Outfitters, Inc., (2)				651,645
	Total Specialty Retail				5,793,430
	Technology Hardware, Storage & Peripherals - 9.5%
309,037	Apple, Inc.				31,135,479
28,119	EMC Corporation				822,762
19,045	Hewlett-Packard Company				675,526
19,798	Western Digital Corporation				1,926,741
	Total Technology Hardware, Storage & Peripherals				34,560,508
	Textiles, Apparel & Luxury Goods - 0.1%
13,384	Coach, Inc.				476,604
	Tobacco - 0.7%
20,575	Altria Group, Inc.				945,216
20,620	Philip Morris International, Inc.				1,719,708
	Total Tobacco				2,664,924
	Total Long-Term Investments (cost $172,814,492)				359,624,370

Principal
Amount (000)	Description (1)	Coupon	Maturity		Value
	SHORT-TERM INVESTMENTS - 3.9%
$ 14,333	Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/14, repurchase price $14,333,153, collateralized by $14,660,000 U.S. Treasury Notes, 1.750%, due 9/30/19, value $14,623,350	0.000%	10/01/14		$ 14,333,153
	Total Short-Term Investments (cost $14,333,153)				14,333,153
	Total Investments (cost $187,147,645) - 103.1%				373,957,523
	Other Assets Less Liabilities - (3.1)% (3)				(11,284,242)
	Net Assets - 100%				$ 362,673,281

Investments in Derivatives as of September 30, 2014

Options Written outstanding:

Number of		Notional	Expiration	Strike
Contracts	Description	Amount (4)	Date	Price	Value (3)
(59)	MINI-NASDAQ-100 Index	$ (24,042,500)	10/03/14	$ 4,075	$ (76,995)
(60)	MINI-NASDAQ-100 Index	(24,150,000)	10/10/14	4,025	(354,900)
(61)	MINI-NASDAQ-100 Index	(24,095,000)	10/18/14	3,950	(775,005)
(52)	MINI-NASDAQ-100 Index	(20,670,000)	10/18/14	3,975	(557,440)
(55)	MINI-NASDAQ-100 Index	(22,137,500)	10/18/14	4,025	(392,700)
(48)	MINI-NASDAQ-100 Index	(19,440,000)	10/18/14	4,050	(267,360)
(50)	MINI-NASDAQ-100 Index	(20,500,000)	10/18/14	4,100	(153,250)
(57)	MINI-NASDAQ-100 Index	(23,370,000)	11/22/14	4,100	(385,605)
(108)	S&P 500® Index	(21,438,000)	10/03/14	1,985	(55,620)
(89)	S&P 500® Index	(17,889,000)	10/10/14	2,010	(24,698)
(217)	S&P 500® Index	(42,315,000)	10/18/14	1,950	(819,175)
(108)	S&P 500® Index	(21,330,000)	10/18/14	1,975	(224,100)
(99)	S&P 500® Index	(19,651,500)	10/18/14	1,985	(149,094)
(84)	S&P 500® Index	(16,800,000)	10/18/14	2,000	(73,080)
(99)	S&P 500® Index	(19,552,500)	11/22/14	1,975	(356,895)
(96)	S&P 500® Index	(19,200,000)	11/22/14	2,000	(217,920)
(1,342)	Total Options Written (premiums received $5,840,005)	$ (356,581,000)			$ (4,883,837)

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 - Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 - Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

		Level 1	Level 2	Level 3	Total
	Long-Term Investments:
	Common Stocks	$ 359,624,370	$ –	$ –	$ 359,624,370
	Short-Term Investments:
	Repurchase Agreements	–	14,333,153	–	14,333,153
	Investments in Derivatives:
	Options Written	(4,883,837)	–	–	(4,883,837)
	Total	$ 354,740,533	$14,333,153	$ –	$ 369,073,686

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recording income, timing differences in recognizing certain gains and losses on investment transactions and the recognition of unrealized gain or loss for tax (mark-to-market) on option contracts. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of September 30, 2014, the cost of investments (excluding investments in derivatives) was $187,148,410.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of September 30, 2014, were as follows:

	Gross unrealized:
	Appreciation				$ 187,859,681
	Depreciation				(1,050,568)

	Net unrealized appreciation (depreciation) of investments				$ 186,809,113

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

	(1)				All percentages shown in the Portfolio of Investments are based on net assets.
	(2)				Non-income producing; issuer has not declared a dividend within the past twelve months.
	(3)				Other Assets Less Liabilities includes the Value of certain derivative instruments as listed within Investments in Derivatives as of the end of the reporting period.
	(4)				For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by the Strike Price by 100.
	(5)				The Fund may designate up to 100% of its common stock investments to cover outstanding options written.
	ADR				American Depositary Receipt.

Item 2. Controls and Procedures.

a.                The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.                There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Nuveen Equity Premium Advantage Fund

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date: November 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: November 28, 2014

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: November 28, 2014